CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	R$ 5,993	R$ 6,474
Current assets	1,055	1,505
Non-current assets	4,938	4,969
Current liabilities		(51)
Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Assets	5,049	4,326
Energy distribution concession [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Assets	1,370	684
Gas distribution concession [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Assets	37	34
Generation receivable [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Assets	692	816
Concession grant fee [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Assets	2,950	2,792
Cva and other financial components in tariff adjustments [member] | Assets related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Assets	944	2,148
Cva and other financial components in tariff adjustments [member] | Liabilities related to infrastructure [member]
IfrsStatementLineItems [Line Items]
Current liabilities		R$ (51)